Share-Based Activity under 2003 Plan (Detail) - Directors Equity Incentive Plan 2003 - $ / shares shares in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Weighted Average Grant-Date Fair Value
Beginning balance	$ 41.51
Shares granted to Directors	50.61	$ 43.71	$ 43.89
Shares vested	39.23
Ending balance	$ 45.92	$ 41.51
Shares
Beginning balance	86
Shares granted to Directors	24
Shares vested	(40)
Ending balance	70	86